Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 542,076	$ 82,737	¥ 856,567
Prepayments and other current assets	77,679	11,855	99,108
Amounts due from related parties	6,061	925	57
Total current assets	987,074	150,656	1,310,576
Non-current assets:
Intangible assets, net	426,005	65,021	813,011
Total non-current assets	852,782	130,160	1,130,180
Total assets	1,839,856	280,816	2,440,756
Current liabilities:
Amounts due to subsidiaries	6,234	951	12,018
Accruals and other current liabilities	333,127	50,845	393,536
Total current liabilities	365,283	55,754	435,111
Non-current liabilities:
Deferred tax liabilities	17,526	2,675	21,529
Other non-current liabilities	2,151	328	3,644
Total non-current liabilities	19,677	3,003	25,173
Total liabilities	384,960	58,757	460,284
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 10,456,075 and 216,972,050 shares as of March 31, 2020 and 2021)	(126,424)	(19,296)	(6,566)
Additional paid-in capital	9,458,643	1,443,671	9,431,740
Accumulated other comprehensive income	97,145	14,827	201,796
Accumulated deficit	(7,977,980)	(1,217,678)	(7,649,308)
Total shareholders' equity	1,454,896	222,059	1,980,472		¥ 4,047,669	¥ (4,502,657)
Total liabilities and shareholders' equity	1,839,856	280,816	2,440,756
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	25	164
Total shareholders' equity	165		164		161	21
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Total shareholders' equity	16		16		16
Parent Company
Current assets:
Cash and cash equivalents	2,072	316	80,553	$ 12,295	¥ 510,226	¥ 300,753
Amounts due from subsidiaries	1,129,423	172,384	1,153,102
Prepayments and other current assets	7,934	1,211	10,081
Amounts due from related parties	5,914	903
Total current assets	1,145,343	174,814	1,243,736
Non-current assets:
Intangible assets, net	356,689	54,441	723,451
Investments in subsidiaries, VIEs and VIEs' subsidiaries	42,294	6,455	37,187
Investments in other investees	24,281	3,706	91,362
Total non-current assets	423,264	64,602	852,000
Total assets	1,568,607	239,416	2,095,736
Current liabilities:
Amounts due to subsidiaries	92,345	14,096	90,396
Accruals and other current liabilities	17,807	2,718	18,739
Total current liabilities	110,152	16,814	109,135
Non-current liabilities:
Deferred tax liabilities	1,408	215	2,485
Other non-current liabilities	2,151	328	3,644
Total non-current liabilities	3,559	543	6,129
Total liabilities	113,711	17,357	115,264
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 10,456,075 and 216,972,050 shares as of March 31, 2020 and 2021)	(126,424)	(19,296)	(6,566)
Additional paid-in capital	9,458,643	1,443,671	9,431,740
Accumulated other comprehensive income	97,145	14,827	201,796
Accumulated deficit	(7,974,649)	(1,217,170)	(7,646,678)
Total shareholders' equity	1,454,896	222,059	1,980,472
Total liabilities and shareholders' equity	1,568,607	239,416	2,095,736
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	25	164
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 2	¥ 16